Summary of Significant Accounting Policies (Details) - Schedule of diluted net income (loss) per share - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Schedule of diluted net income (loss) per share [Abstract]
Stock options	1,000,000		1,000,000
Convertible preferred stock		1,250,000	1,250,000	1,250,000
Potentially dilutive securities	1,000,000	1,250,000	2,250,000	1,250,000